Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ 216,605	$ 267,743
Property and equipment, net	64,146	77,073
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	131,868	137,523
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	125,484	131,894
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,399	24,594
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 50,805